Other Accounts Payable	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 6:- OTHER ACCOUNTS PAYABLE
	December 31,
	2023	2022

Employees and payroll accruals	$694	$492
Accrued expenses	250	283

	$944	$775